Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Change in Accumulated Other Comprehensive Income by Category
The change in accumulated other comprehensive income by category is provided as follows.

	2017
(in millions)	Opening balance January 1	Net Change	Ending balance December 31
Net unrealized foreign currency translation gains (losses):
Unrealized foreign currency translation gains (losses) on net investments in foreign operations	$1,227	$(980)	$247
(Losses) gains on hedges of net investments in foreign operations	(472)	300	(172)
Income tax recovery (expense)	1	(2)	(1)
	756	(682)	74
Cash flow hedges: (Note 28)
Net change in fair value of cash flow hedges	8	(2)	6
Reclassification of cash flow hedges to finance charges	—	4	4
Income tax expense	(3)	—	(3)
	5	2	7
Unrealized employee future benefits (losses) gains: (Note 24)
Unamortized net actuarial losses	(19)	(3)	(22)
Unamortized past service costs	(3)	(1)	(4)
Income tax recovery	6	—	6
	(16)	(4)	(20)
Accumulated other comprehensive income	$745	$(684)	$61

	2016
(in millions)	Opening balance January 1	Net Change	Ending balance December 31
Net unrealized foreign currency translation gains (losses):
Unrealized foreign currency translation gains (losses) on net investments in foreign operations	$1,281	$(54)	$1,227
(Losses) gains on hedges of net investments in foreign operations	(476)	4	(472)
Income tax recovery	1	—	1
	806	(50)	756
Available-for-sale investment:
Realized gain on available-for-sale investment	(2)	2	—

Cash flow hedges: (Note 28)
Net change in fair value of cash flow hedges	3	5	8
Income tax expense	(1)	(2)	(3)
	2	3	5
Unrealized employee future benefits (losses) gains: (Note 24)
Unamortized net actuarial (losses) gains	(20)	1	(19)
Unamortized past service costs	(1)	(2)	(3)
Income tax recovery	6	—	6
	(15)	(1)	(16)
Accumulated other comprehensive income	$791	$(46)	$745